SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 97.21%
Communication Services — 2.23%
6,184	Nexstar Media Group, Inc.	$969,342

Consumer Discretionary — 15.12%
1,141	Deckers Outdoor Corp.*	762,679
6,050	Fox Factory Holding Corp.*	408,254
16,283	G-III Apparel Group Ltd.*	553,296
4,760	Group 1 Automotive, Inc.	1,450,562
2,642	LCI Industries	332,126
3,792	Malibu Boats, Inc., Class A*	207,877
4,660	Oxford Industries, Inc.	466,000
8,374	Patrick Industries, Inc.	840,331
24,060	Taylor Morrison Home Corp.*	1,283,601
18,776	Topgolf Callaway Brands Corp.*	269,248
		6,573,974
Consumer Staples — 2.32%
3,560	John B Sanfilippo & Son, Inc.	366,822
6,490	MGP Ingredients, Inc.	639,395
		1,006,217
Energy — 7.57%
45,356	Magnolia Oil & Gas Corp., Class A	965,629
21,940	Matador Resources Co.	1,247,508
29,699	Par Pacific Holdings, Inc.*	1,080,153
		3,293,290
Financials — 10.02%
70,172	Compass Diversified Holdings	1,575,361
5,270	Independent Bank Group, Inc.	268,138
6,010	Pinnacle Financial Partners, Inc.	524,192
6,954	Preferred Bank/Los Angeles, CA	507,990
7,780	Stellar Bancorp, Inc.	216,595
5,990	Stewart Information Services Corp.	351,913
5,197	TriCo Bancshares	223,315
7,366	United Community Banks, Inc.	215,529
5,100	Wintrust Financial Corp.	473,025
		4,356,058
Health Care — 8.47%
19,751	Apollo Medical Holdings, Inc.*	756,463
11,234	Globus Medical, Inc., Class A*	598,660
13,976	Lantheus Holdings, Inc.*	866,512
1,763	Masimo Corp.*	206,641
88,590	MiMedx Group, Inc.*	776,934
1,361	West Pharmaceutical Services, Inc.	479,236
		3,684,446

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Industrials — 27.33%
147,815	ACCO Brands Corp.	$898,715
9,850	Arcosa, Inc.	814,004
10,679	Atkore, Inc.*	1,708,640
11,230	Barrett Business Services, Inc.	1,300,434
18,806	CBIZ, Inc.*	1,177,068
24,781	Columbus McKinnon Corp.	966,955
27,313	Ducommun, Inc.*	1,421,915
15,555	Greenbrier Cos., Inc. (The)	687,220
57,260	Hudson Technologies, Inc.*	772,437
27,200	Insteel Industries, Inc.	1,041,488
10,030	Terex Corp.	576,324
15,950	Thermon Group Holdings, Inc.*	519,491
		11,884,691
Information Technology — 14.34%
4,123	Ambarella, Inc.*	252,699
16,540	Cohu, Inc.*	585,351
4,380	InterDigital, Inc.	475,405
6,344	MKS Instruments, Inc.	652,607
7,409	Model N, Inc.*	199,524
3,166	Novanta, Inc.*	533,186
5,491	Onto Innovation, Inc.*	839,574
18,749	Sapiens International Corp. NV	542,596
4,260	Super Micro Computer, Inc.*	1,210,948
13,290	Tenable Holdings, Inc.*	612,137
9,760	Vishay Precision Group, Inc.*	332,523
		6,236,550
Materials — 4.65%
37,896	FutureFuel Corp.	230,408
18,961	Koppers Holdings, Inc.	971,183
6,310	Materion Corp.	821,120
		2,022,711
Real Estate — 4.25%
22,250	DiamondRock Hospitality Co., REIT	208,928
4,110	EastGroup Properties, Inc., REIT	754,349
19,928	STAG Industrial, Inc., REIT	782,373
6,719	UMH Properties, Inc., REIT	102,935
		1,848,585
Utilities — 0.91%
7,520	Unitil Corp.	395,327

Total Common Stocks		42,271,191
(Cost $24,635,424)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Exchange Traded Funds — 1.82%
168	iShares Russell 2000 Index Fund	$33,719
8,490	SPDR S&P Biotech ETF	758,072

Total Exchange Traded Funds		791,791
(Cost $1,089,370)

Investment Company — 1.16%
506,223	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(a)	506,223

Total Investment Company		506,223
(Cost $506,223)

Total Investments		$43,569,205
(Cost $26,231,017) — 100.19%
Liabilities in excess of other assets — (0.19)%		(82,276)
NET ASSETS — 100.00%		$43,486,929

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3